UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; May 10,2013
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      206

Form 13F Information Table Value Total:    274828


List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE



NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY


3M Company
Common
88579Y101
1701
16000
Sole


Abbott Laboratories
Common
002824100
925
26200
Sole


AbbVie Inc.
Common
00287Y109
905
22200
Sole


Aberdeen Israel Fund, Inc.
Common
32063L100
154
10693
Sole


Adams Express Co.
Common
006212104
1778
151407
Sole


Advent Claymore Conv Sec Incm
Common
007639107
1659
230416
Sole


Advent Claymore Enh Gwth&Incm
Common
00765E104
748
76851
Sole


AFLAC Inc.
Common
001055102
442
8500
Sole


Air Products & Chemicals
Common
009158106
305
3500
Sole


Allergan Inc.
Common
018490102
558
5000
Sole


AllianceBernstein Incm Fd
Common
01881E101
486
59491
Sole


AllianzGI Equity & Convertible
Common
018829101
1113
61813
Sole


AllianzGI Global Equity & Conv
Common
01882W100
384
26543
Sole


AllianzGI International & Prem
Common
01882X108
1698
168947
Sole


AllianzGI NFJ Dividend Inte Fd
Common
01883A107
3239
192570
Sole


Allstate Corporation
Common
020002101
515
10500
Sole


Alpine Global Dynamic Div
Common
02082E106
2042
425343
Sole


Alpine Total Dynamic Div.
Sh Ben Int
021060108
6345
1551454
Sole


Altria Group Inc
Common
02209S103
956
27800
Sole


American Express Co.
Common
025816109
971
14400
Sole


Amgen Inc.
Common
031162100
1825
17800
Sole


Aon Corp cl A
Common
G0408V102
492
8000
Sole


Apple Inc.
Common
037833100
6153
13900
Sole


Asia Pacific Fund Inc.
Common
044901106
243
22580
Sole


AT&T Inc.
Common
00206R102
1784
48628
Sole


Automatic Data Processing Inc.
Common
053015103
488
7500
Sole


BB&T Corp
Common
054937107
330
10500
Sole


Berkshire Hathaway cl B
Common
084670702
2084
20000
Sole


Biogen Idec Inc.
Common
09062X103
1157
6000
Sole


BlackRock Credit Allocation In
Common
092508100
399
28513
Sole


Blackrock Ecosolut. Invest Tr
Common
092546100
546
59929
Sole


BlackRock Energy and Res Trust
Common
09250U101
2523
97588
Sole


BlackRock Enh Eqty Div Tr
Common
09251A104
3674
469835
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
910
69968
Sole


Blackrock Global Opportunities
Common
092501105
12947
932809
Sole


BlackRock High Yld Fd III
Common
09255M104
124
15631
Sole


BlackRock High Yld Fd V
Common
09255N102
1871
141344
Sole


Blackrock Inc.
Common
09247X101
642
2500
Sole


Blackrock Income Trus
Common
09247F100
1588
220211
Sole


Blackrock Intl Growth & Inc Tr
Sh Ben Int
092524107
8687
1138551
Sole


Blackrock Real Asset Equity
Common
09254B109
4301
430102
Sole


BlackRock Util and Infra Trust
Common
09248D104
1435
73386
Sole


Bristol-Myers Squibb Co.
Common
110122108
906
22000
Sole


Capital One Financial Corp.
Common
14040H105
385
7000
Sole


CBS Corp. cl B
Common, Cl B
124857202
374
8000
Sole


Celgene Corp.
Common
151020104
1101
9500
Sole


Central Europe Russia & Turkey
Common
153436100
335
10209
Sole


Chevron Corp
Common
166764100
2107
17732
Sole


Cigna Corporation
Common
125509109
281
4500
Sole


Cisco Systems Inc.
Common
17275R102
418
20000
Sole


Clough Global Allocat. Fd
Sh Ben Int
18913Y103
1174
77902
Sole


Clough Global Equity Fund
Common
18914C100
811
55193
Sole


Clough Global Opps. Fund
Sh Ben Int
18914E106
1267
98420
Sole


Coca-Cola Company
Common
191216100
1577
39000
Sole


Cohen & Steers Quality
Common
19247L106
824
71109
Sole


Colgate-Palmolive Co
Common
194162103
1003
8500
Sole


Comcast cl A
Common, Cl A
20030N101
1387
33025
Sole


ConocoPhillips
Common
20825C104
1561
25974
Sole


Consolidated Edison, Inc.
Common
209115104
305
5000
Sole


Costco Wholesale Corp
Common
22160K105
531
5000
Sole


Covidien Ltd
Common
G2554F113
278
4099
Sole


Cutwater Select Income Fund
Common
232229104
609
30364.352
Sole


CVS Caremark Corp.
Common
126650100
1123
20430
Sole


Deere & Company
Common
244199105
774
9000
Sole


Delaware Enhanced Glbl Div
Common
246060107
2908
238530
Sole


DIRECTV
Common
25490A309
340
6000
Sole


Discover Financial Services
Common
254709108
538
12000
Sole


Dow Chemical Company
Common
260543103
223
7000
Sole


Duke Energy Corp
Common
26441C204
732
10079
Sole


DWS Hi Incm Opportunities Fd
Common
23339M204
2260
145731
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
2753
235736
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
1648
145200
Sole


Eaton Vance Natl Muni Opps Tr
Common
27829L105
462
20775
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
3771
371208
Sole


eBay Inc.
Common
278642103
1030
19000
Sole


Ecolab Inc
Common
278865100
361
4500
Sole


Emerson Electric Co.
Common
291011104
615
11000
Sole


EOG Resources Inc
Common
26875P101
704
5500
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
1327
142415
Sole


Exxon Mobil Corporation
Common
30231G102
4500
49936
Sole


Federated Enhanced Trsry In Fd
Sh Ben Int
314162108
1430
104454
Sole


Fifth Third Bancorp
Common
316773100
261
16000
Sole


First Trust Active Div Inc Fnd
Common
33731L100
323
38918
Sole


First Trust High Incm Lg/St Fd
Common
33738E109
2504
131926
Sole


First Trust Mortgage Incm Fd
Common
33734E103
495
30120
Sole


First Trust Strategic Fund II
Common
337353106
1099
63677
Sole


Franklin Resources, Inc.
Common
354613101
679
4500
Sole


Gap Inc.
Common
364760108
248
7000
Sole


GDL Fund (The)
Sh Ben Int
361570104
195
16564
Sole


General American Investors Co.
Common
368802104
2800
89643
Sole


General Electric Company
Common
369604103
2104
91000
Sole


Google Inc
Common
38259P508
794
1000
Sole


Guggenheim Eql Wt Eqty Incm Fd
Common
40167M106
398
21224
Sole


Home Depot Inc.
Common
437076102
1472
21100
Sole


Honeywell Intl Inc
Common
438516106
678
9000
Sole


IBM Corp
Common
459200101
3008
14100
Sole


Illinois Tool Works Inc.
Common
452308109
518
8500
Sole


India Fund, Inc.
Common
454089103
4086
192366
Sole


ING Glb Eq Div & Prm Opp Fd
Common
45684E107
2560
276407
Sole


ING Risk Managed Nat'l Res
Common
449810100
405
36366
Sole


International Paper Co.
Common
460146103
200
4300
Sole


Intuitive Surgical, Inc.
Common
46120E602
246
500
Sole


Invesco Bond Fund
Common
46132L107
486
24398
Sole


Invesco Municipal Trust
Common
46131J103
228
16200
Sole


Invesco Qual Muni Incm Tr
Common
46133G107
1399
105051
Sole


Invesco Value Municipl Incm Tr
Common
46132P108
2557
158336.839
Sole


iShares Core S&P 500 ETF
Common
464287200
1573
10000
Sole


John Hancock Prem Div Fd
Common
41013T105
1567
110587
Sole


Johnson & Johnson
Common
478160104
1671
20500
Sole


JPMorgan Chase & Co
Common
46625H100
3053
64332
Sole


Kimberly-Clark Corp.
Common
494368103
392
4000
Sole


Lazard World Div & Incme Fd
Common
521076109
184
13234
Sole


Lockheed Martin Corp.
Common
539830109
531
5500
Sole


Lowes Companies Inc.
Common
548661107
531
14000
Sole


Macy's Inc.
Common
55616P104
209
5000
Sole


Madison Strtg Sec Prm fd
Common
558268108
136
11612
Sole


Marathon Oil Corp
Common
565849106
334
9900
Sole


Marsh & McLennan Company Inc
Common
571748102
380
10000
Sole


Mastercard Inc.
Common
57636Q104
649
1200
Sole


McKesson Corp
Common
58155Q103
410
3800
Sole


Merck & Co. Inc.
Common
58933Y105
1339
30267
Sole


MetLife, Inc.
Common
59156R108
589
15500
Sole


MFS Invstmt Grade Muni Trust
Common
59318B108
350
34606
Sole


Microsoft Corporation
Common
594918104
2226
77800
Sole


Monsanto Co
Common
61166W101
1056
10000
Sole


MS Emerging Mkts Debt Fund
Common
617477104
3503
210406
Sole


MS Inco Secs
Common
61745P874
662
36605
Sole


MS Thai Fund
Common
882904105
1360
56884
Sole


MS Turkish Invest Fund
Common
900145103
616
33609
Sole


MSDW India Invest
Common
61745C105
3439
193755
Sole


Neuberger Berman High Yd St Fd
Common
64128C106
1712
120560
Sole


Neuberger Berman Real Est Sec
Common
64190A103
543
105017
Sole


New Germany Fund
Common
644465106
309
18335
Sole


News Corp cl B
Common
65248E203
231
7500
Sole


NextEra Energy, Inc.
Common
65339F101
699
9000
Sole


Nike Inc cl B
Common
654106103
708
12000
Sole


Nuv Div Adv Mun Fd 2
Common
67070F100
2584
170346
Sole


Nuv Div Adv Mun Fd 3
Sh Ben Int
67070X101
3081
206076
Sole


Nuv Mun Adv Fund
Common
67062H106
729
48992
Sole


Nuv Mun Mkt Opp Fd
Common
67062W103
809
56299
Sole


Nuv Perf Plus Mun Fd
Common
67062P108
166
10400
Sole


Nuv Qlty Inc Mun Fd
Common
670977107
1669
109530
Sole


Nuv Qlty Pfd Inc 3
Common
67072W101
989
109146
Sole


Nuv Qlty Pref Inc 2
Common
67072C105
622
66011
Sole


Nuv Sel Qlty Mun Fd
Common
670973106
1747
116202
Sole


Nuveen Bld America Bnd Opp Fd
Common
67074Q102
1882
85062
Sole


Nuveen Build America Bond Fund
Common
67074C103
526
25094
Sole


Nuveen Div Adv Muni Incm Fd
Common
67071L106
927
62170
Sole


Nuveen Diversified Currency Op
Common
67090N109
4813
371369
Sole


Nuveen Global Value Opp
Common
6706EH103
942
66558
Sole


Nuveen Premier Muni Opportu Fd
Common
670987106
1662
110274
Sole


Omnicom Group Inc
Common
681919106
265
4500
Sole


Oracle Corporation
Common
68389X105
2712
83872
Sole


Petroleum & Resource Corp.
Common
716549100
1848
71148
Sole


Pfizer Inc.
Common
717081103
475
16462
Sole


Philip Morris Intl
Common
718172109
1669
18000
Sole


Phillips 66
Common
718546104
874
12487
Sole


PPG Industries Inc.
Common
693506107
268
2000
Sole


Precision Castparts Corp
Common
740189105
664
3500
Sole


Public Storage, Inc.
Common
74460D109
305
2000
Sole


Putnam High Income Sec
Common
746779107
709
86490
Sole


Putnam Master Intrmt Incm Trst
Sh Ben Int
746909100
1042
200085
Sole


Putnam Muni Opp Tr
Common
746922103
382
30393
Sole


Putnam Prem Inc Tr
Sh Ben Int
746853100
1984
358171
Sole


Qualcomm Inc.
Common
747525103
1540
23000
Sole


Reaves Utility Income Fund
Sh Ben Int
756158101
5695
215079
Sole


Royce Micro Cap Tr
Common
780915104
243
22738
Sole


Royce Value Trust
Common
780910105
362
24061
Sole


Schlumberger Ltd.
Common
806857108
861
11500
Sole


Singapore Fund
Common
82929L109
913
64314
Sole


Southern Company
Common
842587107
469
10000
Sole


SPDR S&P 500 ETF Trust
Common
78462F103
2348
15000
Sole


Starbucks Corporation
Common
855244109
399
7000
Sole


State Street Corp
Common
857477103
207
3500
Sole


SunTrust Banks, Inc.
Common
867914103
317
11000
Sole


Swiss Helvetia Fund
Common
870875101
1424
116112
Sole


T Rowe Price Group Inc
Common
74144T108
299
4000
Sole


Taiwan Fund
Common
874036106
640
39050
Sole


Target Corporation
Common
87612E106
842
12300
Sole


Templeton Dragon
Common
88018T101
1718
61500
Sole


Templeton Rus & East Euro
Common
88022F105
472
31890
Sole


Time Warner Cable Inc.
Common
88732J207
381
3966
Sole


Time Warner Inc
Common
887317303
828
14366
Sole


TJX Companies Inc.
Common
872540109
888
19000
Sole


Transamerica Inc Shrs
Common
893506105
492
22812
Sole


Tri-Continental Corp.
Common
895436103
1412
80442
Sole


U.S. Bancorp
Common
902973304
1048
30901
Sole


Union Pacific Corp.
Common
907818108
1210
8500
Sole


United Technologies Corp
Common
913017109
794
8500
Sole


Valero Energy Corp.
Common
91913Y100
250
5500
Sole


Verizon Communications, Inc.
Common
92343V104
1769
36000
Sole


Viacom Inc cl B
Common, Cl B
92553P201
366
5950
Sole


Virtus Total Return Fund
Common
92829A103
270
65274
Sole


VISA Inc.
Common
92826C839
1698
10000
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
4427
334088
Sole


W. Asset Muni. Partners Fund
Common
95766P108
172
10500
Sole


W. Asset/Claymore Infl-linked
Sh Ben Int
95766Q106
2412
177973
Sole


Wal-Mart Stores, Inc.
Common
931142103
4093
54700
Sole


Walt Disney Company
Common
254687106
1289
22700
Sole


Wells Fargo & Co
Common
949746101
3285
88800
Sole


Western Asset Income Fund
Common
95766T100
160
11200
Sole


Weyerhaeuser Co
Common
962166104
345
11000
Sole


Xcel Energy Inc
Common
98389B100
282
9500
Sole


Yahoo! Inc.
Common
984332106
259
11000
Sole


Zweig Fund, Inc.
Common
989834205
494
37967
Sole


Zweig Total Return
Common
989837208
4545
349078
Sole